REVENUE - Revenue discounts and incentives (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
REVENUE
Revenue discounts and incentives	$ 4.3	$ 1.8	$ 7.5	$ 3.6	$ 9.5	$ 11.3	$ 13.8
Receivables from member and customer contracts	$ 49.0		$ 49.0		$ 36.3	$ 13.5
Estimated customer relationship period					12 months